2. COMMITMENTS (Tables)	12 Months Ended
Jun. 30, 2014
Commitments and Contingencies Disclosure [Abstract]
Related Party Transactions
Name of Purchaser	Company Affiliation	Securities Purchased in Offering		Unit Price	Subscription Amount
		Shares of Common Stock	Warrants
Forkey, Richard E.	Director	27,778	19,445	$0.90	$25,000.20
Joseph N. Forkey and Heather C. Forkey JTTEN	Chairman of the Board, Chief Executive Officer, President, and Treasurer	22,223	15,557	$0.90	$20,000.70
Major, Donald A.	Executive Vice President for Corporate Development and Director	27,778	19,445	$0.90	$25,000.20
Miles, Richard	Director	11,112	7,779	$0.90	$10,000.80